UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-01976

                                                      Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, Suite 5000

                                                     New York, NY 10019

(Address of principal executive offices) (Zip code)

John B. Harris

Ruane, Cunniff & Goldfarb L.P.

9 West 57th Street

Suite 5000

              New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (800) 686-6884

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

The Schedule of Investment is attached herewith.

Sequoia Fund, Inc.

Schedule of Investments (Unaudited)

September 30, 2018

(Percentages are of the Fund’s Net Assets)

Common Stocks (88.3%)

Shares		Value
	Aerospace/Defense (3.8%)
13,368,643	Rolls-Royce Holdings plc (United Kingdom)	$172,052,320

	Application Software (4.7%)
285,738	Constellation Software, Inc. (Canada)	210,129,644

	Automotive Retail (7.4%)
4,439,311	CarMax, Inc. (a)	331,483,352

	Cable & Satellite (6.1%)
485,072	Liberty Broadband Corp.-Class A (a)	40,906,122
1,251,272	Liberty Broadband Corp.-Class C (a)	105,482,230
577,553	Naspers Ltd.-Class N (South Africa)	124,634,232

		271,022,584

	Construction & Engineering (3.7%)
2,143,551	Jacobs Engineering Group Inc.	163,981,652

	Diversified Banks (1.8%)
1,572,953	Wells Fargo & Co.	82,674,410

	Diversified Companies (9.1%)
1,055	Berkshire Hathaway, Inc.-Class A (a)	337,600,053
314,665	Berkshire Hathaway, Inc.-Class B (a)	67,372,923

		404,972,976

	Diversified Financial Services (4.1%)
414,472	Credit Acceptance Corp. (a)	181,567,749

	Flooring Products (2.0%)
517,861	Mohawk Industries, Inc. (a)	90,806,926

	Information Processing (5.8%)
1,172,743	Mastercard, Inc.-Class A	261,064,319

	Internet Retail (4.5%)
101,037	Amazon.com, Inc. (a)	202,377,111

	Internet Software & Services (14.7%)
145,201	Alphabet, Inc.-Class A (a)	175,269,223
288,071	Alphabet, Inc.-Class C (a)	343,804,096
846,137	Facebook, Inc.-Class A (a)	139,155,691

		658,229,010

Sequoia Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

September 30, 2018

Shares		Value
	Internet Travel Agency (2.9%)
64,569	Booking Holdings, Inc. (a)	$128,104,896

	Investment Banking & Brokerage (3.5%)
3,175,886	The Charles Schwab Corp.	156,094,797

	Movies & Entertainment (6.5%)
49,990	Liberty Media Corporation-Liberty Formula One - Series A (a)	1,778,644
4,598,813	Liberty Media Corporation-Liberty Formula One - Series C (a)	171,029,856
4,519,729	Vivendi SA (France)	116,339,899

		289,148,399

	Oil & Gas Storage & Transportation (2.0%)
1,838,776	Koninklijke Vopak NV (Netherlands)	90,605,549

	Property & Casualty Insurance (2.2%)
4,531,701	Hiscox Ltd. (Bermuda)	97,164,414

	Retailing (2.8%)
1,108,563	TJX Companies, Inc.	124,181,227

	Miscellaneous Securities (0.7%)(b)	32,644,586

	Total Common Stocks (Cost $2,129,487,908)	3,948,305,921

Principal Amount
U.S. Government Obligations (7.3%)
$325,000,000	United States Treasury Bills, 2.020% - 2.105% due 10/18/2018 through 11/01/2018	324,540,986

	Total U.S. Government Obligations
	(Cost $324,540,986)	324,540,986

	Total Investments (95.6%)
	(Cost $2,454,028,894)††	4,272,846,907
	Other Assets Less Liabilities (4.4%)	195,503,546

	Net Assets (100.0%)	$4,468,350,453

††

The cost for federal income tax purposes is identical. At September 30, 2018, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $1,872,425,404 and $53,607,391, respectively.

(a)	Non-income producing security.

(b)	“Miscellaneous Securities” include holdings that are not restricted, have been held for not more than one year prior to September 30, 2018, and have not previously been publicly disclosed.

Sequoia Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

September 30, 2018

Notes to Schedule of Investments (Unaudited)

Investments are carried at fair value as determined under the supervision of the Fund’s Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.

U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at the last quoted sales price or, if adequate trading volume is not present, at the mean of the last bid and asked prices.

When reliable market quotations are insufficient or not readily available at time of valuation or when Ruane, Cunniff & Goldfarb L.P. (the “Investment Adviser”) determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with procedures adopted by and subject to review by the Fund’s Board of Directors.

Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:

Level 1	–	unadjusted quoted prices in active markets for identical securities.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

Level 3	–	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. During the nine months ended September 30, 2018, there were no transfers into or out of Level 1 or 2 measurements in the fair value hierarchy. There were no Level 3 securities held by the Fund during the nine months ended September 30, 2018.

Sequoia Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

September 30, 2018

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

	Common Stocks	U.S. Government Obligations	Total
Level 1 - Quoted Prices	$3,948,305,921	$—	$3,948,305,921
Level 2 - Other Significant Observable Inputs	—	324,540,986	324,540,986

Total	$3,948,305,921	$324,540,986	$4,272,846,907

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Sequoia Fund, Inc.

By (Signature and Title)	/s/John B. Harris

John B. Harris, President and CEO
(principal executive officer)
Date November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/John B. Harris

John B. Harris, President and CEO
(principal executive officer)
Date November 16, 2018

By (Signature and Title)	/s/Patrick Dennis

Patrick Dennis, Treasurer
(principal financial officer)
Date November 16, 2018